UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Annual report Delaware Smid Cap Growth Fund September 30, 2013 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Schedule of investments	11
Statement of assets and liabilities	14
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Report of independent registered
public accounting firm	40
Other Fund information	41
Board of trustees/directors and
officers addendum	46
About the organization	54

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Smid Cap Growth Fund	October 8, 2013

Performance preview (for the year ended September 30, 2013)
Delaware Smid Cap Growth Fund (Class A shares)	1-year return	+	24.34%
Russell 2500™ Growth Index (benchmark)	1-year return	+	31.95%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Fund’s fiscal year ended Sept. 30, 2013 was generally a positive one for U.S. equity markets as the S&P 500® Index gained 19% and the Dow Jones Industrial Average gained 16%. The trend outside the United States was mixed, as the MSCI EAFE Index (net) rose 24% while emerging markets struggled — the MSCI Emerging Markets Index (net), for example, returned just under 1%. Overall, many investors appeared to embrace riskier assets; this, despite relatively subdued economic conditions and mounting U.S. fiscal policy uncertainty.

More so than in the past, many investors seemed to be taking their cues from central bank policy makers during the fiscal year. Federal Reserve comments about the potential for scaling back asset purchases, for example, precipitated a selloff in risk assets. On Sept. 18, however, the Fed surprised investors by not following through on the scaleback. In its announcement, the Fed noted a “tightening of financial conditions” in recent months and the need to see more evidence that economic progress can be sustained. On the day of the announcement, the absence of a stimulus reduction boosted the broad market by more than 1.1% (source: Bloomberg). Despite investors’ focus on the Fed, the U.S. economy continued to experience moderate momentum as the fiscal year progressed. Employment and housing statistics showed strength, while manufacturing and aspects of consumer demand were more challenged.

As the fiscal year concluded, there was a series of important, market-moving news events, including: The city of Detroit filing for bankruptcy in July 2013; the U.S. engaging in the Syrian chemical weapons saga (which raised the specter of another war in the Middle East); and the federal government shutting down many of its nonessential activities. U.S. equities reacted to the news flow, generally experiencing up-down-up months, but ultimately continuing their advance, amid a rebound in international developed and emerging market stocks.

Fund performance

For the fiscal year ended Sept. 30, 2013, Delaware Smid Cap Growth Fund returned +24.34% at net asset value and +17.20% at maximum offer price (both figures reflect Class A shares with all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 2500 Growth Index, returned +31.95%. For complete, annualized performance of Delaware Smid Cap Growth Fund, please see the table on page 4.

Portfolio management review
Delaware Smid Cap Growth Fund

Despite strong relative performance in the utilities sector, the Fund was unable to overcome weak relative performance in the healthcare and consumer discretionary sectors.

Several stocks lagged during the Fund’s fiscal year. VeriFone Systems was a strong detractor during the period as the stock experienced a string of turbulent quarters. We believe the key underlying company issues have been addressed and we have confidence that the company is in a solid position to continue to improve from here. Additionally, the recent announcement of a new CEO appeared to give investors increased confidence that the senior management team is in place. We believe their core business and competitive position in the electronic payment-processing space are more attractive than is being valued in the stock — even after strong recent appreciation during the third quarter of 2013. We continue to own a position in the stock, but have it weighted at a relatively low weight in the portfolio to help to appropriately mitigate the current management transition and stock volatility risk.

VeriSign was a detractor to performance as the stock rose only slightly during a strong up market. During the fourth quarter of 2012 the stock declined as the company’s renewal as the sole provider for internet domain-name registrations was at first delayed, and then ultimately rewarded, by the federal government (but with a restriction on price increases). This restriction was a new and surprising development and caused investors to question both the company’s ability to remain the sole provider of domain-name registrations as well as the attractiveness of its business model if its profitability is potentially limited by government mandate. The stock has since recovered and the company continues to report strong operating metrics and give investors confidence that its competitive position is less likely to be threatened. (It remains the sole provider of internet domain-name registration services.)

ABIOMED was also a detractor to performance during the period. The stock experienced a brief decline during the fourth quarter of 2012 in response to the Department of Justice opening an investigation on marketing and labeling practices for one of the company’s key medical device products. Most recently, despite solid operating fundamentals, the company’s stock fell due to uncertainty stemming from a change in a Medicare/ Medicaid reimbursement process. We believe the stock’s most recent decline to be an overreaction by the market to a relatively standard occurrence in the healthcare industry and do not believe it will materially impact ABIOMED’s revenue outlook.

J2 Global was one of the strongest contributors to the Fund during the fiscal year. In addition to the company generating strong earnings, it continued to add incremental value for shareholders, in our opinion, by making many small, strategic, financially sound acquisitions. While investors initially seemed largely concerned with some of j2 Global’s acquisition targets outside of its legacy business, investors now seem supportive of this acquisition strategy.

Blackbaud was a contributor to performance during the period. The company provides software and related services for the nonprofit sector. We feel Blackbaud has a competitive advantage because they are one of the few companies that offer products and services specifically tailored to the nonprofit sector. We believe the company should see continued growth as their products may continue to deliver an attractive return on investment by optimizing a nonprofit’s effectiveness and efficiency.

Affiliated Managers Group was also a contributor to performance during the period. The company experienced better than expected results for the fiscal year driven by growing revenues, a decline in operating expenses, and continued appreciation of assets under management. Additionally, the company continues to have solid momentum with a more diversified manager lineup that helps to diversify their revenues. We believe there is a growing need for risk management and alternative investment solutions within the financial service industry which should continue to lead to increased growth going forward.

Regardless of the economic outcome, we remain consistent in our long-term investment philosophy; we want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Performance summary
Delaware Smid Cap Growth Fund	September 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through September 30, 2013
	1 year	5 years	10 years
Class A (Est. March 27, 1986)
Excluding sales charge	+24.34%	+16.94%	+11.07%
Including sales charge	+17.20%	+15.56%	+10.41%
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+23.57%	+16.18%	+10.46%
Including sales charge	+19.57%	+15.93%	+10.46%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+23.42%	+16.06%	+10.26%
Including sales charge	+22.42%	+16.06%	+10.26%
Class R (Est. June 2, 2003)
Excluding sales charge	+24.06%	+16.68%	+10.82%
Including sales charge	+24.06%	+16.68%	+10.82%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+24.66%	+17.28%	+11.39%
Including sales charge	+24.66%	+17.28%	+11.39%
Russell 2500 Growth Index	+31.95%	+14.33%	+10.46%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. Effective Feb. 27, 2012, 12b-1 fees for Class A shares of the Fund were voluntarily capped at 0.25% of average daily net assets. Furthermore, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.30%

(currently limited to 0.25%) of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Effective Aug. 1, 2013 through July 31, 2014, these fees were limited to 0.25% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Jan. 28, 2013, through Jan. 28, 2014.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

2 The Fund’s expense ratios, as described in the most recent prospectus and any applicable supplements, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.25%	1.95%	1.95%	1.55%	0.95%
(without fee waivers)
Net expenses	1.25%	1.95%	1.95%	1.45%	0.95%
(including fee waivers, if any)
Type of waiver	Voluntary	n/a	n/a	Contractual	n/a

Performance summary
Delaware Smid Cap Growth Fund

Performance of a $10,000 investment1

Average annual total returns from Sept. 30, 2003, through Sept. 30, 2013

For period beginning Sept. 30, 2003, through Sept. 30, 2013	Starting value	Ending value
Russell 2500 Growth Index	$10,000	$27,052
Delaware Smid Cap Growth Fund — Class A shares	$9,425	$26,930

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Russell 2500 Growth Index as of Sept. 30, 2003. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, which is mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

The Dow Jones Industrial Average, which is mentioned on page 1, is an often-quoted market indicator that comprises 30 widely held blue-chip stocks.

The MSCI EAFE Index, which is mentioned on page 1, measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

The MSCI Emerging Markets Index, which is mentioned on page 1, measures equity market performance across emerging market countries worldwide. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class B	DFBIX	245906300
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201

Disclosure of Fund expenses
For the six-month period from April 1, 2013 to September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2013 to Sept. 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/13	9/30/13	Expense Ratio	4/1/13 to 9/30/13*
Actual Fund return†
Class A	$1,000.00	$1,149.70	1.16%	$6.25
Class B	1,000.00	1,147.00	1.71%	9.21
Class C	1,000.00	1,145.30	1.91%	10.27
Class R	1,000.00	1,148.30	1.41%	7.59
Institutional Class	1,000.00	1,151.40	0.91%	4.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class B	1,000.00	1,016.49	1.71%	8.65
Class C	1,000.00	1,015.49	1.91%	9.65
Class R	1,000.00	1,018.00	1.41%	7.13
Institutional Class	1,000.00	1,020.51	0.91%	4.61

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation and
top 10 equity holdings
Delaware Smid Cap Growth Fund	As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	97.72%
Consumer Discretionary	17.74%
Energy	6.34%
Financial Services	21.16%
Healthcare	10.76%
Producer Durables	11.64%
Technology	24.01%
Utilities	6.07%
Short-Term Investments	2.44%
Securities Lending Collateral	2.41%
Total Value of Securities	102.57%
Obligations to Return Securities Lending Collateral	(2.41%)
Other Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Core Laboratories	6.34%
j2 Global	6.07%
Affiliated Managers Group	5.99%
MSCI Class A	5.27%
Graco	4.99%
NeuStar Class A	4.91%
SBA Communications Class A	4.82%
Heartland Payment Systems	4.73%
Techne	4.56%
DineEquity	4.47%

10

Schedule of Investments
Delaware Smid Cap Growth Fund	September 30, 2013

		Number of shares	Value
Common Stock – 97.72%
Consumer Discretionary – 17.74%
	DineEquity	835,404	$57,642,876
	Dunkin’ Brands Group	300,250	13,589,315
	Gentex	917,850	23,487,782
	Interval Leisure Group	1,172,847	27,714,375
†	K12	1,589,964	49,098,088
†	Sally Beauty Holdings	1,522,352	39,824,728
†	Ulta Salon Cosmetics & Fragrance	147,380	17,606,015
			228,963,179
Energy – 6.34%
	Core Laboratories	483,514	81,815,404
			81,815,404
Financial Services – 21.16%
†	Affiliated Managers Group	423,479	77,344,205
	Commonwealth REIT	1,338,896	29,335,211
	Heartland Payment Systems	1,536,829	61,042,848
†	IntercontinentalExchange	206,200	37,408,804
†	MSCI Class A	1,688,826	67,992,135
			273,123,203
Healthcare – 10.76%
*†	ABIOMED	1,640,171	31,278,061
*†	athenahealth	200,366	21,751,733
	Perrigo	218,600	26,970,868
	Techne	734,525	58,806,071
			138,806,733
Producer Durables – 11.64%
	Expeditors International of Washington	1,179,336	51,961,544
	Graco	869,803	64,417,610
*	Ritchie Brothers Auctioneers	1,678,727	33,876,711
			150,255,865
Technology – 24.01%
	Blackbaud	1,229,576	48,002,647
†	NeuStar Class A	1,281,197	63,393,628
†	NIC	1,651,221	38,159,717
†	SBA Communications Class A	772,925	62,189,546
†	VeriFone Systems	1,846,580	42,212,819
†	VeriSign	1,099,100	55,933,199
			309,891,556

11

Schedule of Investments
Delaware Smid Cap Growth Fund

	Number of shares	Value
Common Stock (continued)
Utilities – 6.07%
* j2 Global	1,581,027	$78,292,457
		78,292,457
Total Common Stock (cost $783,052,976)		1,261,148,397

	Principal amount
Short-Term Investments – 2.44%
≠ Discount Notes – 0.87
Federal Home Loan Bank
0.015% 10/2/13	$7,552,162	7,552,162
0.025% 11/15/13	1,126,738	1,126,723
0.045% 10/18/13	796,870	796,866
0.045% 10/23/13	1,367,431	1,367,423
0.060% 10/23/13	182,045	182,044
0.065% 11/6/13	224,470	224,468
		11,249,686
Repurchase Agreements – 0.33%
Bank of America 0.02%, dated 9/30/13,
to be repurchased on 10/1/13, repurchase
price $1,909,186 (collateralized by U.S.
government obligations 0.00%-0.875%
6/26/14–1/31/17; market value $1,947,370)	1,909,185	1,909,185
BNP Paribas 0.04%, dated 9/30/13,
to be repurchased on 10/1/13, repurchase
price $2,280,817 (collateralized by U.S.
government obligations 2.2875%-3.625%
3/31/18–2/15/21; market value $2,326,431)	2,280,815	2,280,815
		4,190,000
≠U.S. Treasury Obligations – 1.24%
U.S. Treasury Bills
0.001% 10/17/13	3,239,256	3,239,227
0.015% 10/10/13	5,167,005	5,166,984
0.020% 12/19/13	4,128,999	4,128,908
0.0275% 10/24/13	913,548	913,535
0.0525% 11/14/13	2,604,973	2,604,903
		16,053,557
Short-Term Investments (cost $31,492,998)		31,493,243

Total Value of Securities Before Securities
Lending Collateral – 100.16% (cost $814,545,974)		1,292,641,640

12

	Number of shares	Value
**Securities Lending Collateral – 2.41%
Investment Company
Delaware Investments Collateral Fund No. 1	31,108,631	$31,108,631
Total Securities Lending Collateral
(cost $31,108,631)		31,108,631

©Total Value of Securities – 102.57%
(cost $845,654,605)		$1,323,750,271

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $30,092,159 of securities loaned.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2013

Assets:
Investments, at value (including $30,092,159 securities on loan)[1]	$1,261,148,397
Short-term investments, at value[2]	31,493,243
Short-term investments held as collateral for loaned securities, at value[3]	31,108,631
Cash	924
Dividends and interest receivable	4
Receivable for fund shares sold	587,230
Securities lending income receivable	3,494
Total assets	1,324,341,923

Liabilities:
Payable for fund shares redeemed	1,114,823
Distribution fees payable to affiliates	275,358
Investment management fees payable	749,930
Trustees’ fees payable	3,673
Other affiliates payable	71,218
Obligation to return securities lending collateral	31,108,631
Other accrued expenses	483,883
Total liabilities	33,807,516

Total Net Assets	$1,290,534,407

Net Assets Consist of:
Paid-in capital	$791,507,218
Accumulated net investment loss	(2,542,082)
Undistributed net realized gain on investments	23,473,605
Net unrealized appreciation of investments	478,095,666
Total Net Assets	$1,290,534,407

Investments, at cost[1]	$783,052,976
Short-term investments, at cost[2]	31,492,998
Short-term investments held as collateral for loaned securities, at cost[3]	31,108,631

14

Net Asset Value

Class A
Net assets	$956,010,543
Shares of beneficial interest outstanding, unlimited authorization, no par	33,008,658
Net asset value per share	$28.96
Offering price per share, equal to net asset value per share/(1 - 5.75%)	$30.73

Class B
Net assets	$3,380,556
Shares of beneficial interest outstanding, unlimited authorization, no par	155,295
Net asset value per share	$21.77

Class C
Net assets	$88,886,075
Shares of beneficial interest outstanding, unlimited authorization, no par	3,929,085
Net asset value per share	$22.62

Class R
Net assets	$17,428,222
Shares of beneficial interest outstanding, unlimited authorization, no par	620,310
Net asset value per share	$28.10

Institutional Class
Net assets	$224,829,011
Shares of beneficial interest outstanding, unlimited authorization, no par	6,720,192
Net asset value per share	$33.46

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Smid Cap Growth Fund	Year Ended September 30, 2013

Investment Income:
Dividends	$10,971,076
Securities lending income	576,692
Interest	24,942
Foreign tax withheld	(227,721)	$11,344,989

Expenses:
Management fees	8,604,599
Distribution expense – Class A	2,702,712
Distribution expense – Class B	45,293
Distribution expense – Class C	840,602
Distribution expense – Class R	75,053
Dividend disbursing and transfer agent fees and expenses	1,767,552
Accounting and administration expenses	468,672
Reports and statements to shareholders	189,509
Legal fees	97,951
Registration fees	89,767
Trustees’ fees	56,517
Audit and tax	32,547
Custodian fees	27,396
Insurance	21,162
Dues and services	15,723
Consulting fees	11,270
Trustees’ expenses	4,422
Pricing fees	2,854	15,053,601
Less waived distribution expenses – Class A		(448,839)
Less waived distribution expenses – Class B		(4,627)
Less waived distribution expenses – Class R		(12,509)
Less expense paid indirectly		(1,687)
Total operating expenses		14,585,939
Net Investment Loss		(3,240,950)

Net Realized and Unrealized Gain:
Net realized gain on investments		28,723,005
Net change in unrealized appreciation (depreciation) of investments		237,211,836
Net Realized and Unrealized Gain		265,934,841

Net Increase in Net Assets Resulting from Operations		$262,693,891

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Year Ended
	9/30/13	9/30/12
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,240,950)	$(3,695,665)
Net realized gain	28,723,005	80,190,842
Net change in unrealized appreciation (depreciation)	237,211,836	140,142,997
Net increase in net assets resulting from operations	262,693,891	216,638,174

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(56,210,388)	(33,933,675)
Class B	(470,817)	(547,623)
Class C	(6,641,334)	(3,465,559)
Class R	(737,143)	(441,120)
Institutional Class	(10,751,329)	(6,143,095)
	(74,811,011)	(44,531,072)

Capital Share Transactions:
Proceeds from shares sold:
Class A	43,071,934	274,633,779
Class B	16,344	167,866
Class C	5,250,967	31,490,531
Class R	8,664,723	13,806,887
Institutional Class	62,141,832	197,572,438

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	54,616,707	32,503,153
Class B	466,160	531,681
Class C	6,425,200	3,303,587
Class R	728,582	266,723
Institutional Class	10,343,539	4,834,252
	191,725,988	559,110,897

18

	Year Ended
	9/30/13	9/30/12
Capital Share Transactions: (continued)
Cost of shares redeemed:
Class A	$(214,577,801)	$(214,077,438)
Class B	(3,440,427)	(6,153,140)
Class C	(21,985,240)	(16,411,949)
Class R	(5,723,443)	(8,617,732)
Institutional Class	(98,699,447)	(146,228,336)
	(344,426,358)	(391,488,595)
Increase (decrease) in net assets derived from capital
share transactions	(152,700,370)	167,622,302
Net Increase in Net Assets	35,182,510	339,729,404

Net Assets:
Beginning of year	1,255,351,897	915,622,493
End of year (including accumulated net
investment loss of $2,542,082 and $0, respectively)	$1,290,534,407	$1,255,351,897

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
$24.930	$21.180	$19.650	$15.560		$17.860

(0.064)	(0.070)	0.158	(0.094)		(0.078)
5.676	4.766	2.515	4.184		(0.530)
5.612	4.696	2.673	4.090		(0.608)

—	—	(0.205)	—		—
(1.582)	(0.946)	(0.938)	—		(1.692)
(1.582)	(0.946)	(1.143)	—		(1.692)

$28.960	$24.930	$21.180	$19.650		$15.560

24.34%	22.54%	13.57%	26.29%		0.06%

$956,010	$931,398	$706,442	$256,981		$226,575
1.19%	1.22%	1.32%	1.50%		1.44%

1.24%	1.25%	1.32%	1.53%		1.76%
(0.25% )	(0.29% )	0.68%	(0.54%	)	(0.61% )

(0.30% )	(0.32% )	0.68%	(0.57%	)	(0.93% )
14%	20%	21%	139%		106%

21

Financial highlights
Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
$19.260	$16.670	$15.700	$12.520		$14.880

(0.172)	(0.191)	(0.003)	(0.171)		(0.143)
4.264	3.727	2.013	3.351		(0.525)
4.092	3.536	2.010	3.180		(0.668)

—	—	(0.102)	—		—
(1.582)	(0.946)	(0.938)	—		(1.692)
(1.582)	(0.946)	(1.040)	—		(1.692)

$21.770	$19.260	$16.670	$15.700		$12.520

23.57%	21.65%	12.82%	25.40%		(0.40% )

$3,381	$5,928	$9,956	$3,394		$4,007
1.84%	1.95%	2.02%	2.20%		2.14%

1.94%	1.95%	2.02%	2.23%		2.46%
(0.90% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )

(1.00% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )
14%	20%	21%	139%		106%

23

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
$19.970	$17.250	$16.210	$12.930		$15.350

(0.201)	(0.198)	(0.003)	(0.177)		(0.147)
4.433	3.864	2.083	3.457		(0.581)
4.232	3.666	2.080	3.280		(0.728)

—	—	(0.102)	—		—
(1.582)	(0.946)	(0.938)	—		(1.692)
(1.582)	(0.946)	(1.040)	—		(1.692)

$22.620	$19.970	$17.250	$16.210		$12.930

23.42%	21.68%	12.77%	25.37%		(0.79% )

$88,886	$88,316	$59,513	$6,329		$5,534
1.94%	1.95%	2.02%	2.20%		2.14%

1.94%	1.95%	2.02%	2.23%		2.46%
(1.00% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )

(1.00% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )
14%	20%	21%	139%		106%

25

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
$24.290	$20.700	$19.240	$15.270		$17.590

(0.125)	(0.123)	0.109	(0.125)		(0.103)
5.517	4.659	2.455	4.095		(0.525)
5.392	4.536	2.564	3.970		(0.628)

—	—	(0.166)	—		—
(1.582)	(0.946)	(0.938)	—		(1.692)
(1.582)	(0.946)	(1.104)	—		(1.692)

$28.100	$24.290	$20.700	$19.240		$15.270

24.06%	22.29%	13.29%	26.00%		(0.12% )

$17,428	$11,764	$4,737	$889		$783
1.44%	1.45%	1.52%	1.70%		1.64%

1.54%	1.55%	1.62%	1.83%		2.06%
(0.50% )	(0.52% )	0.48%	(0.74%	)	(0.81% )

(0.60% )	(0.62% )	0.38%	(0.87%	)	(1.23% )
14%	20%	21%	139%		106%

27

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10		9/30/09
$28.480	$24.010	$22.130	$17.470		$19.710

(0.001)	(0.006)	0.257	(0.049)		(0.039)
6.563	5.422	2.824	4.709		(0.509)
6.562	5.416	3.081	4.660		(0.548)

—	—	(0.263)	—		—
(1.582)	(0.946)	(0.938)	—		(1.692)
(1.582)	(0.946)	(1.201)	—		(1.692)

$33.460	$28.480	$24.010	$22.130		$17.470

24.66%	22.90%	13.90%	26.67%		0.39%

$224,829	$217,946	$134,974	$36,212		$4,649
0.94%	0.95%	1.02%	1.20%		1.14%

0.94%	0.95%	1.02%	1.23%		1.46%
0.00%	(0.02% )	0.98%	(0.24%	)	(0.31% )

0.00%	(0.02% )	0.98%	(0.27%	)	(0.63% )
14%	20%	21%	139%		106%

29

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2013

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on all open federal

30

income tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

31

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended Sept. 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Sept. 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Sept. 30, 2013, the Fund earned $ 1,687 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Sept. 30, 2013, the Fund was charged $58,599 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

32

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees from Jan. 28, 2013 through Jan. 28, 2014, for Class R shares’ 12b-1 fees to 0.50% of average daily net assets. DDLP has contracted to limit distribution and service fees from Aug. 1, 2013 through July 31, 2014 for Class B shares’ 12b-1 fees to 0.25% of average daily net assets.

In connection with the merger of Delaware Trend® Fund, effective October 11, 2010, the Fund assumed the blended rate 12b-1 fee for the Class A shares that Delaware Trend Fund had in place. The total 12b-1 fees to be paid by Class A shareholders of the Fund is the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (ii) 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Effective Feb. 27, 2012, 12b-1 fees for Class A shares of the Fund are voluntarily capped at 0.25% of average daily net assets.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Sept. 30, 2013, the Fund was charged $35,591 for internal legal services provided by DMC and/or its affiliates’ employees.

For the year ended Sept. 30, 2013, DDLP earned $39,231 for commissions on sales of the Fund’s Class A shares. For the year ended Sept. 30, 2013, DDLP received gross CDSC commissions of $ 21, $ 286 and $2,766 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Sept. 30, 2013, the Fund made purchases of $170,107,084 and sales of $413,239,693 of investment securities other than short-term investments.

At Sept. 30, 2013, the cost of investments for federal income taxes was $847,260,992. At Sept. 30, 2013, net unrealized appreciation was $476,489,279, of which $486,550,999 related to unrealized appreciation of investments and $ 10,061,720 related to unrealized depreciation of investments.

33

Notes to financial statements
Delaware Smid Cap Growth Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

34

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$1,261,148,397	$—	$1,261,148,397
Short-Term Investments	—	31,493,243	31,493,243
Securities Lending Collateral	—	31,108,631	31,108,631
Total	$1,261,148,397	$62,601,874	$1,323,750,271

During the year ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Sept. 30, 2013 and 2012 was as follows:

	Year Ended
	9/30/13	9/30/12
Ordinary income	$10,377,155	$23,346,442
Long-term capital gains	64,433,856	21,184,630
Total	$74,811,011	$44,531,072

5. Components of Net Assets on a Tax Basis

As of Sept. 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$791,507,218
Undistributed long-term capital gains	25,079,992
Qualified late year loss deferred	(2,542,082)
Unrealized appreciation	476,489,279
Net assets	$1,290,534,407

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2013 through Sept. 30, 2013 and Nov. 1, 2012 through Sept. 30, 2013, respectively, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

35

Notes to financial statements
Delaware Smid Cap Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended Sept. 30, 2013, the Fund recorded the following reclassifications:

Accumulated net investment loss	$698,868
Undistributed net realized gain	(272,677)
Paid-in capital	(426,191)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	9/30/13	9/30/12
Shares sold:
Class A	1,691,122	11,517,924
Class B	875	8,856
Class C	263,832	1,645,953
Class R	340,954	604,956
Institutional Class	2,161,670	7,217,291

Shares issued upon reinvestment of dividends and distributions:
Class A	2,430,672	1,412,565
Class B	27,470	29,736
Class C	363,828	178,186
Class R	33,360	11,875
Institutional Class	399,364	184,373
	7,713,147	22,811,715

Shares redeemed:
Class A	(8,472,970)	(8,931,778)
Class B	(180,827)	(328,188)
Class C	(1,120,867)	(852,068)
Class R	(238,288)	(361,362)
Institutional Class	(3,494,397)	(5,370,795)
	(13,507,349)	(15,844,191)
Net increase (decrease)	(5,794,202)	6,967,524

For the years ended Sept. 30, 2013 and 2012, 96,998 Class B shares were converted to 73,096 Class A shares valued at $1,859,300 and 160,986 Class B shares were converted to 124,831 Class A shares valued at $3,009,631, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

36

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014. The Fund had no amounts outstanding as of Sept. 30, 2013 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

37

Notes to financial statements
Delaware Smid Cap Growth Fund

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Sept. 30, 2013, the value of securities on loan was $30,092,159, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $31,108,631. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

38

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective Oct. 1, 2013, the Fund will pay DDLP distribution and service fees of 0.25% and 0.50% of average daily net assets of the Class A and Class R shares, respectively.

Except as described above and in Note 7, management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

39

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV
and the Shareholders of Delaware Smid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Smid Cap Growth Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 2009 were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 18, 2013

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Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended September 30, 2013, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	86.13%
(B) Ordinary Income Distributions* (Tax Basis)	13.87%
Total Distributions (Tax Basis)	100.00%

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement

At a meeting held on August 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

41

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

42

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board observed that the Fund’s one-year performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Portfolio’s longer-term performance results, which were quite strong. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was extremely satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for

43

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

44

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	71	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	71	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

Managing Director	71	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

48

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	None
(2004–Present)

Chief Executive Officer —	71	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	71	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

53

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

54

Annual report Delaware Healthcare Fund September 30, 2013 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Schedule of investments	11
Statement of assets and liabilities	14
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	28
Report of independent registered
public accounting firm	40
Other Fund information	41
Board of trustees/directors and
officers addendum	46
About the organization	54

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Healthcare Fund	October 8, 2013

Performance preview (for the year ended September 30, 2013)
Delaware Healthcare Fund (Class A shares)	1-year return	+44.50%
Russell 3000® Healthcare Index (benchmark)	1-year return	+29.33%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Market overview

Healthcare stocks enjoyed positive momentum during the Fund’s fiscal year ended Sept. 30, 2013. We believe healthcare equities were largely supported by factors that applied to equity markets in general. U.S. monetary policy was perhaps the most prevalent factor, as the Federal Reserve maintained accommodative measures for the entire year. With interest rates consistently low, many companies had access to inexpensive capital, resulting in a well-funded pipeline of projects, expansions, and overall growth.

Biotechnology companies were among those that were rewarded by their efforts; within the Russell 3000 Healthcare Index, this industry advanced by nearly 40%. With funding cheap, biotechnology firms continued their exploration of new therapies and, in some cases, secured lucrative distribution arrangements.

The healthcare services sector also posted a notable advance for the year, climbing more than 30% within the index. This sector includes service providers such as hospitals and insurers, both of which are sensitive to legislative developments that affected markets during the fiscal year (the Affordable Care Act among them). Generally speaking, many analysts view the Act (and its many requirements) as a likely positive for hospital operators. On the insurance side, however, the outlook is not so optimistic, as enhanced competition between insurers could put pressure on premiums. (Despite — or perhaps because of — the expected pressure, some insurance companies are already sharpening the competitiveness of their pricing plans and product options.)

Within the Fund

For the fiscal year ended Sept. 30, 2013, Delaware Healthcare Fund generated positive returns, leading its benchmark, the Russell 3000 Healthcare Index. The Fund returned +44.50% for Class A shares at net asset value and +36.18% at maximum offering price. (Both figures reflect all distributions reinvested.) During the same period, the benchmark index gained +29.33%. For complete, annualized performance of Delaware Healthcare Fund, please see the table on page 4.

Strong security selection was the primary reason for the Fund’s outperformance versus the index, as the Fund’s holdings outpaced those of the benchmark across each industry within the healthcare sector.

Biotechnology was among the Fund’s strongest industries, as the Fund’s holdings collectively outpaced index constituents by more than 40 percentage points. Notable

1

Portfolio management review
Delaware Healthcare Fund

individual contributors included Ligand Pharmaceuticals and Regeneron Pharmaceuticals, which posted commendable gains for the fiscal year. In both cases, relative performance was amplified by overweight allocations versus the index.

The Fund’s holdings in the healthcare services industry were also among the stronger performers for the fiscal year. Notable stocks included Tenet Healthcare and Aetna. Both companies posted gains that were well ahead of benchmark constituents, and both helped the Fund’s holdings advance by more than 10 percentage points beyond index constituents.

As mentioned above, the Fund outperformed its benchmark index across all industries. Such results notwithstanding, there were pockets of underperformance at the individual security level. Teva Pharmaceutical Industries was one example; the Fund’s stake in the company’s shares declined by slightly more than 4% during the fiscal year. Teva’s negative effects on the Fund’s relative performance were compounded by the fact that the company was not included in the index. Despite near-term uncertainties, the Israel-based producer of specialty pharmaceuticals is a top competitor in generic drugs globally. Based on our research, we believe the company has strong long-term growth prospects. We believe that the company trades at a 50% discount to our estimates of its intrinsic value. Allergan was another underperformer for the Fund. The shares registered a decline of more than 10%, and the Fund’s overweight allocation to this stock was also a negative factor. Although Allergan underperformed on fears of the impending development of a generic version of Restasis (the well-known treatment for chronic dry-eye syndrome, which is Allergan’s second-largest drug) we believe the company has significant growth potential in Botox, another therapy in its product mix. Botox is a unique drug with a high barrier to entry. With increasing therapeutic and cosmetic uses, we believe demand for Botox should continue to grow (not only in developed markets, but also in emerging markets).

Healthcare investing: the specter of legislation

There are still plenty of unknowns related to healthcare law reforms in the United States.

Thus far, one thing is certain to us: an ambitious healthcare law, no matter how well intentioned, stands a small chance of satisfying all stakeholders at once. Employers, for instance, have already begun balking at the higher expenses they will be responsible for as part of the Act. They are taking a close look at costs, and are considering cuts that might not have been on the table before.

Despite the unpredictability of broad market movements and regional developments, our long-standing approach to managing the Fund remains unchanged. We put a premium on disciplined, intensive research when analyzing investment opportunities for the Fund’s portfolio. We favor companies that exhibit such traits as:

  proven competitiveness
  seasoned management teams
  stock valuations that are discounted meaningfully from our estimates of intrinsic value

2

Factors like these are part of our daily considerations as we follow our conservative, stock-by-stock approach to portfolio management.

A closing note on the global reach of Delaware Healthcare Fund: Our approach to healthcare investing considers opportunities around the globe, as we seek to avoid undue reliance on developments within the U.S. or any other geographic region.

3

Performance summary
Delaware Healthcare Fund	September 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through September 30, 2013
	1 year	3 years	5 years	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	+44.50%	+23.79%	+23.04%	+19.19%
Including sales charge	+36.18%	+21.35%	+21.59%	+18.02%
Class C (Est. Jan. 28, 2010)
Excluding sales charge	+43.47%	+22.86%	n/a	+19.41%
Including sales charge	+42.47%	+22.86%	n/a	+19.41%
Class R (Est. Jan. 28, 2010)
Excluding sales charge	+44.15%	+23.45%	n/a	+19.98%
Including sales charge	+44.15%	+23.45%	n/a	+19.98%
Institutional Class (Est. Sept. 28, 2007)
Excluding sales charge	+44.86%	+24.08%	+23.27%	+19.37%
Including sales charge	+44.86%	+24.08%	+23.27%	+19.37%
Russell 3000 Healthcare Index	+29.33%	+21.80%	+13.86%	+9.28%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Jan. 28, 2013, through Jan. 28, 2014. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual

4

distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Jan. 28, 2013, through Jan. 28, 2014.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

“Nondiversified” funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 1.35% of the Fund’s average daily net assets from Jan. 28, 2013, through Jan. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.63%	2.33%	1.93%	1.33%
(without fee waivers)
Net expenses	1.58%	2.33%	1.83%	1.33%
(including fee waivers, if any)
Type of waiver	Contractual	n/a	Contractual	n/a

5

Performance summary
Delaware Healthcare Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 28, 2007 (Fund’s inception) through Sept. 30, 2013

For period beginning Sept. 28, 2007, through Sept. 30, 2013	Starting value	Ending value
Delaware Healthcare Fund — Class A shares	$9,425	$27,060
Russell 3000 Healthcare Index	$10,000	$17,037

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 28, 2007, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 3000 Healthcare Index as of Sept. 28, 2007. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

6

Disclosure of Fund expenses
For the six-month period from April 1, 2013 to September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2013 to Sept. 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/13	9/30/13	Expense Ratio	4/1/13 to 9/30/13*
Actual Fund Return
Class A	$1,000.00	$1,194.40	1.31%	$7.21
Class C	1,000.00	1,189.80	2.06%	11.31
Class R	1,000.00	1,192.50	1.56%	8.57
Institutional Class	1,000.00	1,195.70	1.06%	5.83
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.31%	$6.63
Class C	1,000.00	1,014.74	2.06%	10.40
Class R	1,000.00	1,017.25	1.56%	7.89
Institutional Class	1,000.00	1,019.75	1.06%	5.37

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Healthcare Fund	As of September 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	107.44%
Biotechnology	7.58%
Blue Chip Medical Products	47.65%
Healthcare Services	21.49%
Medical Distributors	0.23%
Others	22.58%
Small/Mid-Cap Medical Products	7.91%
Total Value of Securities	107.44%
Liabilities Net of Receivables and Other Assets	(7.44%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Lilly (Eli)	6.87%
WellPoint	6.43%
Teva Pharmaceutical Industries ADR	5.69%
Fresenius Medical Care	5.30%
UCB	4.74%
Pfizer	4.17%
Bristol-Myers Squibb	4.10%
Sohu.com	3.91%
Allergan	3.73%
Royal KPN	3.63%

Schedule of investments
Delaware Healthcare Fund	September 30, 2013

		Number of shares	Value
²Common Stock – 107.44%
Biotechnology – 7.58%
†	Dendreon	160,000	$468,800
†	Epizyme	20,000	802,600
†	Idenix Pharmaceuticals	250,000	1,302,500
†	Ligand Pharmaceuticals Class B	110,700	4,791,096
†	Momenta Pharmaceuticals	50,000	719,500
†	Myriad Genetics	80,000	1,880,000
†	ONYX Pharmaceuticals	32,000	3,989,440
†	Regeneron Pharmaceuticals	15,000	4,693,050
†	Vertex Pharmaceuticals	36,000	2,729,520
			21,376,506
Blue Chip Medical Products – 47.65%
	Abbott Laboratories	38,000	1,261,220
	AbbVie	38,000	1,699,740
	Allergan	116,500	10,537,425
	Amgen	37,500	4,197,750
	Baxter International	5,000	328,450
†	Biogen Idec	5,000	1,203,800
†	Boston Scientific	750,000	8,805,000
	Bristol-Myers Squibb	250,000	11,570,000
	Chugai Pharmaceutical	380,000	7,815,173
†	Forest Laboratories	50,000	2,139,500
†	Hospira	60,000	2,353,200
	Johnson & Johnson	40,000	3,467,600
	Lilly (Eli)	385,000	19,377,050
	Medtronic	75,000	3,993,750
	Merck	60,000	2,856,600
	Pfizer	410,000	11,771,100
	Shire ADR	60,000	7,193,400
	Stryker	20,000	1,351,800
	Teva Pharmaceutical Industries ADR	425,100	16,060,278
	UCB	220,000	13,388,989
	Zimmer Holdings	38,000	3,121,320
			134,493,145
Healthcare Services – 21.49%
	Aetna	42,300	2,708,046
†	China Nepstar Chain Drugstore ADR	75,000	117,750
	Fresenius Medical Care	230,000	14,953,454
	Fresenius Medical Care ADR	170,000	5,504,600

Schedule of investments
Delaware Healthcare Fund

		Number of shares	Value
²Common Stock (continued)
Healthcare Services (continued)
	Humana	52,000	$4,853,160
	Quest Diagnostics	155,111	9,584,309
†	Tenet Healthcare	105,000	4,324,950
†	WebMD Health	16,499	471,871
	WellPoint	217,000	18,143,370
			60,661,510
Medical Distributors – 0.23%
†	Chindex International	37,500	639,375
			639,375
Others – 22.58%
	Abercrombie & Fitch Class A	99,000	3,501,630
†	AirMedia Group ADR	53,803	94,693
	Apple	11,250	5,363,438
	Bank of America	130,000	1,794,000
	Coty	15,000	243,150
†	E-COMMERCE China Dangdang ADR	300,000	3,144,000
†	Elizabeth Arden	102,500	3,784,300
†@	eLong ADR	100,000	1,758,000
	Kinross Gold	100,000	505,000
†	Nuance Communications	100,000	1,869,500
†	Penney (J.C.)	125,000	1,102,500
	Potash Corp. of Saskatchewan	108,000	3,378,240
†	Royal KPN	3,218,640	10,248,490
	Sociedad Quimica y Minera de Chile SA	221,200	6,757,660
†	Sohu.com	140,000	11,036,200
†	Yahoo	135,500	4,493,180
†	Youku Tudo ADR	170,000	4,658,000
			63,731,981
Small/Mid-Cap Medical Products – 7.91%
	Avon Products	190,000	3,914,000
†@	Cangene	220,000	491,238
†	CareFusion	113,000	4,169,700
†	Intuitive Surgical	24,800	9,331,497
	Nobel Biocare Holding	100,000	1,477,148
†	Orthofix International	30,000	625,800
	Straumann Holding	12,800	2,325,535
			22,334,918
Total Common Stock (cost $259,534,299)			$303,237,435

Total Value of Securities – 107.44%
(cost $259,534,299)	$303,237,435

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $2,249,238, which represented 0.80% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	211,623	USD	(286,961)	10/1/13	$(666)
MNB	JPY 163,137,431		USD	(1,646,190)	10/1/13	13,661
						$12,995

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
EUR — European Monetary Unit
JPY — Japanese Yen
MNB — Bank of America Merrill Lynch
USD — United States Dollar

Statement of assets and liabilities
Delaware Healthcare Fund	September 30, 2013

Assets:
Investments, at value[1]	$303,237,435
Receivable for securities sold	2,312,498
Dividends and interest receivable	133,242
Receivable for fund shares sold	3,000,262
Unrealized gain on foreign currency exchange contracts	12,995
Total assets	308,696,432

Liabilities:
Cash overdraft	11,503,218
Payable for securities purchased	13,957,260
Payable for fund shares redeemed	672,363
Distribution fees payable to affiliates	53,427
Investment management fees payable	182,691
Trustees’ fees payable	666
Other affiliates payable	10,949
Other accrued expenses	83,892
Total liabilities	26,464,466

Total Net Assets	$282,231,966

Net Assets Consist of:
Paid-in capital	$238,104,752
Distributions in excess of net investment income	(12,995)
Undistributed net realized gain on investments	434,483
Net unrealized appreciation of investments and foreign currencies	43,705,726
Total Net Assets	$282,231,966

[1]Investments, at cost	$259,534,299

Net Asset Value

Class A
Net assets	$165,780,056
Shares of beneficial interest outstanding, unlimited authorization, no par	9,641,650
Net asset value per share	$17.19
Offering price per share, equal to net asset value per share (1 - 5.75%)	$18.24

Class C
Net assets	$28,557,327
Shares of beneficial interest outstanding, unlimited authorization, no par	1,699,902
Net asset value per share	$16.80

Class R
Net assets	$2,360,041
Shares of beneficial interest outstanding, unlimited authorization, no par	137,986
Net asset value per share	$17.10

Institutional Class
Net assets	$85,534,542
Shares of beneficial interest outstanding, unlimited authorization, no par	4,964,566
Net asset value per share	$17.23

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Year Ended September 30, 2013

Investment Income:
Dividends	$1,736,137
Interest	356
Foreign tax withheld	(57,846)
1,678,647

Expenses:
Management fees	1,071,483
Distribution expenses – Class A	229,297
Distribution expenses – Class C	120,277
Distribution expenses – Class R	8,089
Dividend disbursing and transfer agent fees and expenses	136,607
Registration fees	73,918
Accounting and administration expenses	45,838
Audit and tax	27,917
Custodian fees	23,386
Reports and statements to shareholders	17,728
Dues and services	8,919
Legal fees	7,621
Trustees’ fees	5,666
Pricing fees	2,543
Consulting fees	1,069
Insurance	1,010
Trustees’ expenses	364
1,781,732
Less waived distribution expenses – Class A	(38,216)
Less waived distribution expenses – Class R	(1,348)
Less expense paid indirectly	(180)
Total operating expenses	1,741,988
Net Investment Loss	(63,341)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$4,233,708
Foreign currencies	11,978
Foreign currency exchange contracts	(69,571)
Net realized gain	4,176,115
Net change in unrealized appreciation (depreciation) of:
Investments	39,410,037
Foreign currencies	(10,368)
Foreign currency exchange contracts	12,995
Net change in unrealized appreciation (depreciation)	39,412,664
Net Realized and Unrealized Gain	43,588,779

Net Increase in Net Assets Resulting from Operations	$43,525,438

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Healthcare Fund

	Year Ended
	9/30/13	9/30/12
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(63,341)	$239,906
Net realized gain (loss)	4,176,115	(2,687,586)
Net change in unrealized appreciation (depreciation)	39,412,664	12,251,434
Net increase in net assets resulting from operations	43,525,438	9,803,754

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(131,182)	(7,528)
Class R	(484)	—
Institutional Class	(45,783)	(21,952)

Net realized gain:
Class A	—	(2,311,891)
Class C	—	(315,499)
Class R	—	(24,243)
Institutional Class	—	(546,274)
	(177,449)	(3,227,387)

Capital Share Transactions:
Proceeds from shares sold:
Class A	118,525,041	21,377,852
Class C	20,526,756	2,347,195
Class R	1,394,249	536,221
Institutional Class	72,383,405	7,211,686

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	125,026	2,220,361
Class C	—	288,519
Class R	484	24,243
Institutional Class	33,168	456,385
	212,988,129	34,462,462

	Year Ended
	9/30/13	9/30/12
Capital Share Transactions: (continued)
Cost of shares redeemed:
Class A	$(21,150,205)	$(23,713,963)
Class C	(1,507,419)	(2,783,556)
Class R	(287,558)	(149,126)
Institutional Class	(7,368,715)	(8,632,790)
	(30,313,897)	(35,279,435)
Increase (decrease) in net assets derived from capital
share transactions	182,674,232	(816,973)
Net Increase in Net Assets	226,022,221	5,759,394

Net Assets:
Beginning of year	56,209,745	50,450,351
End of year (including undistributed (distributions in
excess of) net investment income of ($12,995) and
$173,081, respectively)	$282,231,966	$56,209,745

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
$11.940	$10.350	$10.410	$10.070	$8.360

(0.007)	0.059	(0.006)	0.027	0.029
5.294	2.288	0.606	1.615	2.028
5.287	2.347	0.600	1.642	2.057

(0.037)	(0.002)	(0.009)	(0.022)	(0.007)
—	(0.755)	(0.651)	(1.280)	(0.340)
(0.037)	(0.757)	(0.660)	(1.302)	(0.347)

$17.190	$11.940	$10.350	$10.410	$10.070

44.50%	23.96%	5.89%	17.38%	26.66%

$165,780	$41,425	$36,584	$7,610	$1,221
1.38%	1.55%	1.60%	1.52%	1.35%

1.43%	1.63%	1.85%	2.59%	2.11%
(0.05% )	0.52%	(0.06% )	0.17%	0.37%

(0.10% )	0.44%	(0.31% )	(0.90% )	(0.39% )
29%	88%	101%	199%	240%

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

				1/28/10[1]
Year Ended				to
9/30/13		9/30/12	9/30/11	9/30/10
$11.710		$10.240	$10.370	$10.020

(0.117)		(0.026)	(0.089)	(0.026)
5.207		2.251	0.610	0.376
5.090		2.225	0.521	0.350

—		(0.755)	(0.651)	—
—		(0.755)	(0.651)	—

$16.800		$11.710	$10.240	$10.370

43.47%		22.96%	5.11%	3.49%

$28,557		$5,446	$4,930	$529
2.13%		2.30%	2.35%	2.35%

2.13%		2.33%	2.55%	3.29%
(0.80%	)	(0.23% )	(0.81% )	(0.66% )

(0.80%	)	(0.26% )	(1.01% )	(1.60% )
29%		88%	101%	199% [4]

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

			1/28/10[1]
Year Ended			to
9/30/13	9/30/12	9/30/11	9/30/10
$11.870	$10.320	$10.400	$10.020

(0.044)	0.030	(0.036)	0.006
5.281	2.275	0.607	0.374
5.237	2.305	0.571	0.380

(0.007)	—	—	—
—	(0.755)	(0.651)	—
(0.007)	(0.755)	(0.651)	—

$17.100	$11.870	$10.320	$10.400

44.15%	23.60%	5.60%	3.79%

$2,360	$773	$293	$5
1.63%	1.80%	1.85%	1.85%

1.73%	1.93%	2.15%	2.89%
(0.30% )	0.27%	(0.31% )	(0.16%	)

(0.40% )	0.14%	(0.61% )	(1.20%	)
29%	88%	101%	199%	[4]

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
$11.960	$10.370	$10.430	$10.070	$8.360

0.031	0.086	0.022	0.034	0.029
5.304	2.290	0.602	1.628	2.028
5.335	2.376	0.624	1.662	2.057

(0.065)	(0.031)	(0.033)	(0.022)	(0.007)
—	(0.755)	(0.651)	(1.280)	(0.340)
(0.065)	(0.786)	(0.684)	(1.302)	(0.347)

$17.230	$11.960	$10.370	$10.430	$10.070

44.86%	24.26%	6.13%	17.61%	26.66%

$85,535	$8,566	$8,643	$3,133	$2,579
1.13%	1.30%	1.35%	1.35%	1.35%

1.13%	1.33%	1.55%	2.29%	1.81%
0.20%	0.77%	0.19%	0.34%	0.37%

0.20%	0.74%	(0.01% )	(0.60% )	(0.09% )
29%	88%	101%	199%	240%

Notes to financial statements
Delaware Healthcare Fund	September 30, 2013

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010 – Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Sept. 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Sept. 30, 2013, the Fund earned $ 180 under this agreement.

During the fiscal year ended Sept. 30, 2013, the Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances. During the fiscal year ending Sept. 30, 2013, the Fund had an average outstanding balance of 1.29% based on average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.35% of the Fund’s average daily net assets from Jan. 28, 2013 through Jan. 28, 2014. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Sept. 30, 2013, the Fund was charged $6,110 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets from Jan. 28, 2013 through Jan. 28, 2014.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Sept. 30, 2013, the Fund was charged $3,426 for internal legal services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Healthcare Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended Sept. 30, 2013, DDLP earned $188,325 for commissions on sales of the Fund’s Class A shares. For the year ended Sept. 30, 2013, DDLP received gross CDSC commissions of $3 and $704 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Sept. 30, 2013, the Fund made purchases of $238,175,837 and sales of $ 38,317,013 of investment securities other than short-term investments.

At Sept. 30, 2013, the cost of investments for federal income tax purposes was $260,218,983. At Sept. 30, 2013, net unrealized appreciation was $43,018,452, of which $47,562,303 related to unrealized appreciation of investments and $ 4,543,851 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$253,028,645	$50,208,790	$303,237,435
Foreign Currency Exchange Contracts	$—	$12,995	$12,995

As a result of utilizing international fair value pricing at Sept. 30, 2013, a portion of the Fund’s portfolio was categorized as Level 2.

During the year ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in the classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements
Delaware Healthcare Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Sept. 30, 2013 and 2012 was as follows:

	Year Ended
	9/30/13	9/30/12
Ordinary income	$177,449	$2,674,275
Long-term capital gain	—	553,112
Total	$177,449	$3,227,387

5. Components of Net Assets on Tax Basis

As of Sept. 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$238,104,752
Undistributed ordinary income	1,119,167
Unrealized appreciation	43,008,047
Net assets	$282,231,966

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent losses realized on investment and foreign currency transactions from Nov. 1, 2012 through Sept. 30, 2013 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended Sept. 30, 2013, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$54,714
Undistributed net realized gain	(54,714)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	9/30/13	9/30/12
Shares sold:
Class A	7,580,813	1,836,043
Class C	1,342,148	209,698
Class R	93,567	47,087
Institutional Class	4,745,070	635,750

Shares issued upon reinvestment of dividends and distributions:
Class A	10,585	218,540
Class C	—	28,766
Class R	41	2,395
Institutional Class	2,810	45,011
	13,775,034	3,023,290
Shares redeemed:
Class A	(1,419,696)	(2,118,700)
Class C	(107,111)	(254,968)
Class R	(20,712)	(12,766)
Institutional Class	(499,500)	(797,798)
	(2,047,019)	(3,184,232)
Net increase (decrease)	11,728,015	(160,942)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expired on Nov. 12, 2013.

Notes to financial statements
Delaware Healthcare Fund

7. Line of Credit (continued)

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014. The Fund had no amounts outstanding as of Sept. 30, 2013, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

At Sept. 30, 2013, the Fund had foreign currency risk, which is disclosed in the statement of assets and liabilities and statement of operations.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Sept. 30, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$154,721	$14,989

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Healthcare Fund

9. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the year ended Sept. 30, 2013, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Effective Oct. 1, 2013, the Fund will pay DDLP distribution and service fees of 0.25% and 0.50% of average daily net assets of the Class A and Class R shares, respectively.

Except as described above and in Note 7, management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV
and the Shareholders of Delaware Healthcare Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Healthcare Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and each of the periods ended September 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 2009 were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 18, 2013

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Sept. 30, 2013, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Board consideration of Delaware Healthcare Fund investment advisory agreement

At a meeting held on August 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement (continued)

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended

March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile and first quartile, respectively, of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through January 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement (continued)

profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	71	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	71	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

Managing Director	71	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	None
(2004–Present)

Chief Executive Officer —	71	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	71	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $47,170 for the fiscal year ended September 30, 2013.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $56,340 for the fiscal year ended September 30, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $9,000 for the fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,550 for the fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,732,970 and $$10,867,923 for the registrant’s fiscal years ended September 30, 2013 and September 30, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS IV

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2013